COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Office Facility and Other Operating Leases

The rental expense was $32,963 and $75,979 for the nine months ending September 30, 2024, and 2023. The Company rents its servers, computers, and data center from an unrelated third party. Under the rent Agreement, the lessor provides furniture, fixtures, and leasehold improvements at Level 11, 9255 Subset Boulevard, West Hollywood, CA 90069 (Hollywood Office), as discussed in Note 2.

From May 2022 to the present, the Company leases office space in West Hollywood from an unrelated party for a year. The office’s rent payment is $6,845 per month as the General and administrative expenses.

The agreement continues month-to-month until the Company or the lessor chooses to terminate the agreement’s terms by giving thirty (30) days’ notice. The Company uses the office for software development and technical support. The Company has no long-term obligations to continue as a tenant in the Hollywood Office.

Employment Agreement

The Company gave all salary compensation to Mr. McKendrick as an employee, who committed a hundred percent (100%) of his time to the Company. The Company has not formalized performance bonuses and other incentive plans. Mr. McKendrick’s annual salary compensation is $208,000 per his employment agreement.

Accrued Interest

As of September 30, 2024, and December 31, 2023, the Company had $0 and $2,823 in accrued interests.

Pending Litigation

Management is not aware of any actions, suits, investigations, or proceedings (public or private) pending or threatened against or affecting any of the assets or any affiliate of the Company.

Tax Compliance Matters

The Company has not assessed federal and state payroll tax payments as there had been no taxable income. The Company will aggregate all such payments in the General and administrative expenses in the future.

NOTE 5. COMMITMENTS AND CONTINGENCIES

Office Facility and Other Operating Leases

The rental expenses were $62,931 and $78,636 for the fiscal year ending December 31, 2023, and 2022. The Company rents its servers, computers, and data center from an unrelated third party. Under the rent Agreement, the lessor provides furniture, fixtures, and leasehold improvements at Level 11, 9255 Subset Boulevard, West Hollywood, CA 90069 (Hollywood Office), as discussed in Note 2.

From May 2022 to the present, the Company has leased office space in West Hollywood from an unrelated party for a year. The office’s rent is $6,000 per month, which covers general and administrative expenses.

The agreement continues month-to-month until the Company or the lessor chooses to terminate the agreement’s terms by giving thirty (30) days’ notice. The Company uses the office for software development and technical support. The Company has no long-term obligations to continue as a tenant in the Hollywood Office.

Employment Agreement

The Company gave all salary compensation to Mr. McKendrick as an employee, who committed a hundred percent (100%) of their time to the Company. The Company has not formalized performance bonuses and other incentive plans. Mr. McKendrick’s annual salary compensation is $208,000 per his employment agreement.

Accrued Interest

As of December 31, 2023, the Company had $2,823 in accrued interests.

Pending Litigation

Management is not aware of any actions, suits, investigations, or proceedings (public or private) pending or threatened against or affecting any of the assets or any affiliate of the Company.

Tax Compliance Matters

As the Company began operation on March 24, 2022, the Company has not assessed federal and state payroll tax payments. The Company will aggregate all such payments in the General and administrative expenses in the future.